Intangible Assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of Intangible Assets

Intangible assets at September 30, 2019 and December 31, 2018 consisted of the following:

	September 30, 2019	December 31, 2018
Gross intangible assets	$11,059,429	$11,059,429
Less: Accumulated amortization	(1,218,143)	(621,647)
Total intangible assets, net	$9,841,286	$10,437,782

Our intangible assets consist of the following at December 31, 2018:

	License Rights to PCS-499	Software License	December 31, 2018
Gross intangible asset	$11,038,929	$20,500	$11,059,429
Less: accumulated amortization	(616,807)	(4,840)	(621,647)
Total intangible asset, net	$10,422,122	$15,660	$10,437,782